Servicing Activities and Mortgage Servicing Rights Sensitivity Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Prepayment Rate [Abstract]
10% adverse rate change	$ 24,139	$ 26,955
20% adverse rate change	46,249	51,872
Discount Rate [Abstract]
10% adverse rate change	15,088	18,306
20% adverse rate change	$ 29,127	$ 35,336